Lease (Tables)	12 Months Ended
Dec. 31, 2019
Leases [Abstract]
Component of operating lease expense

Year Ended December 31, 2019
Operating lease expense	$12,623
Short-term lease expense	263

Total operating lease expense	$12,886

Cash paid for amounts included in the measurement of lease liabilities

Year Ended December 31, 2019
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows from operating leases	$12,164

Right-of-use assets obtained in exchange for lease liabilities

Year Ended December 31, 2019
Right-of-use assets obtained in exchange for lease liabilities:
Operating leases	$11,332

Supplemental balance sheet information related to operating leases

Year Ended December 31, 2019
Assets:

Operating lease right-of-use assets	$16,656

Liabilities:
Current lease liabilities	8,616
Non-current lease liabilities	5,770

Total operating lease liabilities	$14,386

Maturities of lease liabilities under operating leases

2020	$8,969
2021	5,380
2022	972
2023	0
2024	0
Thereafter	0

Total future lease payments	15,321
Less: imputed interest	935

Total present value of lease liabilities	$14,386

Future minimum rental payments under operating leases

2019	$12,367
2020	10,311
2021	6,032
2022	809
2023	270
Thereafter	0

Total minimum lease payments (1)	$29,789

Note (1): Amounts are based on ASC 840, which was superseded upon the Group’s adoption of ASC 842 on January 1, 2019. Rental expenses under operating leases were $17.2 million and $14.7 million for the years ended December 31, 2017, and 2018, respectively.